Other Non-Current Assets - Schedule of Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Operating leases right-of-use assets	¥ 132,607		¥ 127,824
Term deposits	300,000		0
Others	56,602		24,270
Total	¥ 489,209	$ 69,956	¥ 152,094